                                                              December 18, 1998

Dear Shareholder:

  It is a pleasure to provide you with the Annual Report for Spirit of America Investment Fund, Inc. ("Spirit"), dated October 31, 1998.

  Spirit Class A shares Net Asset Value is now listed daily. The Fund has di-versified its investments in over 70 different real estate investment trusts. It primarily concentrates its investments in apartment, office, shopping cen-ter and industrial REITs.

  REIT's are currently trading at multiples of FFO (Funds From Operations) ranging from 8.8 to 10.8 times. For 1997 the range was 13.2 to 20.3 times. We believe that REITs are underpriced and offer the investor exceptional value.

  In most sectors, rents continue to increase, vacancy rates are declining and there is no appreciable new construction to weaken these markets. That is why we continue to believe that there are excellent investment opportunities available. (Past performance should not be interpreted as an indication of fu-ture return on investment.)

                                          Sincerely,

                                          /s/ David Lerner
                                          David Lerner
                                          President

SPIRIT OF AMERICA INVESTMENT FUND, INC.
SCHEDULE OF INVESTMENTS                                         OCTOBER 31, 1998
--------------------------------------------------------------------------------

                                                             SHARES MARKET VALUE
COMMON STOCKS -- 98.78%                                      ------ ------------
APARTMENTS (REITS) -- 15.22%
Amli Residential Properties Trust........................... 4,300   $   96,750
Apartment Investment & Management Co., Cl A................. 5,300      185,169
Avalonbay Communities, Inc. ................................ 4,304      138,266
Camden Property Trust....................................... 5,500      147,813
Equity Residential Properties Trust......................... 4,300      180,600
Gables Residential Trust.................................... 3,000       78,937
Home Properties of New York, Inc. .......................... 3,300       88,687
Irvine Apartment Communities, Inc. ......................... 1,000       26,250
Mid-America Apartment Communities, Inc. .................... 2,500       61,250
Post Properties, Inc. ...................................... 3,000      116,062
Smith (Charles E.) Residential Realty, Inc. ................ 3,000       91,875
                                                                     ----------
                                                                      1,211,659
                                                                     ----------
DIVERSIFIED (REITS) -- 13.57%
BRE Properties, Inc., Cl A.................................. 6,300      151,987
Colonial Properties Trust................................... 5,000      137,500
Crescent Real Estate Equities Co. .......................... 5,300      132,831
Duke Realty Investments, Inc. .............................. 4,000       95,500
Essex Property Trust, Inc. ................................. 4,000      125,500
Glenborough Realty Trust, Inc. ............................. 6,000      128,625
Liberty Property Trust...................................... 6,000      138,000
Vornado Operating Co., Inc.*................................   250        1,562
Vornado Realty Trust........................................ 5,000      168,438
                                                                     ----------
                                                                      1,079,943
                                                                     ----------
HEALTHCARE (REITS) -- 5.74%
Health Care Property Investors, Inc. ....................... 2,000       67,250
Healthcare Realty Trust, Inc. .............................. 3,000       70,312
HRPT Properties Trust....................................... 3,000       47,813
LTC Healthcare, Inc.*.......................................   400          950
LTC Properties, Inc. ....................................... 4,000       68,500
Meditrust Companies -- Paired Stock......................... 3,000       48,750
National Health Investors, Inc. ............................ 3,000       84,563
Nationwide Health Properties, Inc. ......................... 3,000       69,187
                                                                     ----------
                                                                        457,325
                                                                     ----------
INDUSTRIAL (REITS) -- 12.09%
Bedford Property Investors, Inc. ........................... 8,000      143,000
Brandywine Realty Trust..................................... 8,000      143,000
First Industrial Realty Trust, Inc. ........................ 5,000      128,125
ProLogis Trust.............................................. 4,600      100,337
Reckson Associates Realty Corp. ............................ 6,000      136,125

                See accompanying notes to financial statements.

SPIRIT OF AMERICA INVESTMENT FUND, INC.
SCHEDULE OF INVESTMENTS                                         OCTOBER 31, 1998
--------------------------------------------------------------------------------

                                                             SHARES MARKET VALUE
COMMON STOCKS -- CONTINUED                                   ------ ------------
INDUSTRIAL (REITS) -- CONTINUED
Reckson Services Industries, Inc.*..........................   640   $    1,235
Spieker Properties, Inc. ................................... 5,300      182,850
Weeks Corp. ................................................ 4,400      127,875
                                                                     ----------
                                                                        962,547
                                                                     ----------
NET LEASE (REITS) -- 6.00%
Catellus Development Corp.*................................. 2,000       27,500
Commercial Net Lease Realty................................. 9,000      132,187
Franchise Finance Corp. of America.......................... 4,000       99,500
Lexington Corporate Properties Trust........................ 6,000       75,000
TriNet Corporate Realty Trust, Inc. ........................ 5,000      143,750
                                                                     ----------
                                                                        477,937
                                                                     ----------
OFFICE SPACE (REITS) -- 13.45%
Boston Properties, Inc. .................................... 4,300      122,550
CarrAmerica Realty Corp. ................................... 3,000       67,500
Corporate Office Properties Trust, Inc. .................... 9,000       68,625
Cousins Properties, Inc. ................................... 5,000      143,125
Equity Office Properties Trust.............................. 6,300      151,200
Highwoods Properties, Inc. ................................. 5,300      148,069
Kilroy Realty Corp. ........................................ 5,000      110,937
Mack-Cali Realty Corp. ..................................... 5,600      165,900
Prentiss Properties Trust................................... 4,500       92,813
                                                                     ----------
                                                                      1,070,719
                                                                     ----------
REGIONAL MALLS (REITS) -- 10.10%
Bradley Real Estate, Inc. .................................. 6,000      126,000
CBL & Associates Properties, Inc. .......................... 4,000      104,250
General Growth Properties................................... 3,000      106,688
Macerich Co. (The).......................................... 4,000      110,250
Mills Corp. ................................................ 4,000       86,750
Rouse Co. (The)............................................. 1,000       28,063
Simon DeBartolo Group, Inc. ................................ 6,000      179,625
Taubman Centers, Inc. ...................................... 2,000       27,375
Westfield America, Inc. .................................... 2,000       34,375
                                                                     ----------
                                                                        803,376
                                                                     ----------
SHOPPING CENTERS (REITS) -- 16.82%
Burnham Pacific Properties, Inc. ........................... 3,000       39,375
Developers Diversified Realty Corp. ........................ 6,000      113,250
Excel Legacy Corp.*......................................... 3,300        9,075
Federal Realty Investment Trust............................. 4,300       97,288

                See accompanying notes to financial statements.

SPIRIT OF AMERICA INVESTMENT FUND, INC.
SCHEDULE OF INVESTMENTS                                         OCTOBER 31, 1998
--------------------------------------------------------------------------------

                                                             SHARES MARKET VALUE
COMMON STOCKS -- CONTINUED                                   ------ ------------
SHOPPING CENTERS (REITS) -- CONTINUED
First Washington Realty Trust, Inc. ........................ 4,000   $   90,500
IRT Property Co. ........................................... 6,000       61,500
JDN Realty Corp. ........................................... 6,000      127,875
Kimco Realty Corp. ......................................... 2,000       79,625
New Plan Excel Realty Trust................................. 7,160      162,890
Pan Pacific Retail Properties, Inc. ........................ 7,000      130,813
Realty Income Corp. ........................................ 6,000      149,625
Urban Shopping Centers, Inc. ............................... 3,000       99,000
Weingarten Realty Investors................................. 4,000      177,750
                                                                     ----------
                                                                      1,338,566
                                                                     ----------
STORAGE (REITS) -- 5.79%
Public Storage, Inc. ....................................... 3,000       80,063
Shurgard Storage Centers, Inc., Cl A........................ 4,000      107,750
Sovran Self Storage, Inc. .................................. 4,000      102,500
Storage USA, Inc. .......................................... 5,600      170,450
                                                                     ----------
                                                                        460,763
                                                                     ----------
TOTAL COMMON STOCKS
(Cost $8,630,229)...........................................          7,862,835
                                                                     ----------
TOTAL INVESTMENTS -- 98.78%
(Cost $8,630,229**).........................................          7,862,835
OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.22%..............             96,805
                                                                     ----------
NET ASSETS -- 100.00%.......................................         $7,959,640
                                                                     ==========

 * Non-income producing security
** Cost for Federal income tax purposes is $8,630,229, and net unrealized de-preciation consists of:

         Gross unrealized appreciation................. $  42,280
         Gross unrealized depreciation.................  (809,674)
                                                        ---------
          Net unrealized depreciation.................. $(767,394)
                                                        =========

                See accompanying notes to financial statements.

SPIRIT OF AMERICA INVESTMENT FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES                             OCTOBER 31, 1998
--------------------------------------------------------------------------------

ASSETS
 Investments in securities at market value (identified cost
  $8,630,229) (Note 1)............................................. $7,862,835
 Cash..............................................................    225,189
 Receivables:
  Dividends and interest...........................................     21,837
  Capital stock sold...............................................    110,246
 Deferred organization costs (Note 1)..............................    104,015
 Other assets......................................................     24,317
                                                                    ----------
    TOTAL ASSETS...................................................  8,348,439
                                                                    ----------
LIABILITIES
 Payables:
  Securities purchased.............................................    200,663
  Capital stock redeemed...........................................     25,925
 Accrued expenses..................................................     28,650
 Accrued distribution expense (Note 3).............................      2,238
 Due to Adviser....................................................    115,294
 Other liabilities.................................................     16,029
                                                                    ----------
    TOTAL LIABILITIES..............................................    388,799
                                                                    ----------
NET ASSETS......................................................... $7,959,640
                                                                    ==========
CLASS A SHARES
 Net assets applicable to 842,063 outstanding $0.001 par value shares
  (500,000,000 authorized shares).................................. $7,290,343
                                                                    ==========
 Net asset value and redemption price per Class A Share
  ($7,290,343 / 842,063 shares).................................... $     8.66
                                                                    ==========
 Offering price per share ($8.66 / 0.9475)......................... $     9.14
                                                                    ==========
CLASS B SHARES
 Net assets applicable to 77,465 outstanding $0.001 par value shares
  (500,000,000 authorized shares).................................. $  669,297
                                                                    ==========
 Net asset value and offering price per Class B Share
  ($669,297 / 77,465 shares)....................................... $     8.64
                                                                    ==========
 Redemption price per share ($8.64 X 0.9425)....................... $     8.14
                                                                    ==========
SOURCE OF NET ASSETS
 At October 31, 1998, net assets consisted of:
  Paid-in capital.................................................. $8,691,045
  Undistributed net investment income..............................     35,989
  Net unrealized depreciation on investments.......................   (767,394)
                                                                    ----------
    NET ASSETS..................................................... $7,959,640
                                                                    ==========

                See accompanying notes to financial statements.

SPIRIT OF AMERICA INVESTMENT FUND, INC.
STATEMENT OF OPERATIONS                   FOR THE PERIOD ENDED OCTOBER 31, 1998*
--------------------------------------------------------------------------------

INVESTMENT INCOME
 Dividends.......................................................... $ 217,171
 Interest...........................................................     3,783
                                                                     ---------
  TOTAL INCOME......................................................   220,954
                                                                     ---------
EXPENSES
 Investment advisory fees (Note 3)..................................    37,487
 Transfer agent fees................................................    35,702
 Administration fees................................................    51,973
 Distribution fees--Class A (Note 3)................................    10,717
 Distribution fees--Class B (Note 3)................................     2,923
 Accounting fees....................................................    26,794
 Registration fees..................................................    14,013
 Custodian fees.....................................................     8,991
 Printing expense...................................................     9,365
 Amortization of organization costs (Note 1)........................    19,939
 Auditing fees......................................................    12,264
 Directors' fees....................................................     5,250
 Insurance expense..................................................     8,485
 Miscellaneous expense..............................................     2,951
                                                                     ---------
  TOTAL EXPENSES....................................................   246,854
   Expenses waived and reimbursed by Adviser (Note 3)...............  (168,711)
                                                                     ---------
  NET EXPENSES......................................................    78,143
                                                                     ---------
  NET INVESTMENT INCOME.............................................   142,811
                                                                     ---------
UNREALIZED LOSS ON INVESTMENTS
 Net change in unrealized depreciation of investments...............  (767,394)
                                                                     ---------
   Net unrealized loss on investments...............................  (767,394)
                                                                     ---------
   NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS............. $(624,583)
                                                                     =========

* Class A commenced operations January 9, 1998.
 Class B commenced operations March 6, 1998.

                See accompanying notes to financial statements.

SPIRIT OF AMERICA INVESTMENT FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS        FOR THE PERIOD ENDED OCTOBER 31, 1998*
--------------------------------------------------------------------------------

OPERATIONS
 Net investment income............................................. $  142,811
 Net change in unrealized depreciation of investments..............   (767,394)
                                                                    ----------
  Net decrease in net assets resulting from operations.............   (624,583)
                                                                    ----------
DISTRIBUTIONS TO SHAREHOLDERS
 Distributions from net investment income:
   Class A.........................................................    (99,452)
   Class B.........................................................     (7,370)
                                                                    ----------
 Total distributions to shareholders...............................   (106,822)
                                                                    ----------
CAPITAL SHARE TRANSACTIONS
 Shares sold:
   Class A.........................................................  8,038,878
   Class B.........................................................    726,562
 Shares issued as reinvestment of dividends:
   Class A.........................................................     90,487
   Class B.........................................................      7,281
 Shares redeemed:
   Class A.........................................................   (262,776)
   Class B.........................................................     (9,387)
                                                                    ----------
 Increase in net assets derived from capital share transactions
  (a)..............................................................  8,591,045
                                                                    ----------
   Total increase in net assets....................................  7,859,640
                                                                    ----------
NET ASSETS
 Beginning of period...............................................    100,000
                                                                    ----------
 End of period (including undistributed net investment income of
  $35,989)......................................................... $7,959,640
                                                                    ==========
 (a) Transactions in capital stock were:
  Shares sold:
   Class A.........................................................    850,717
   Class B.........................................................     77,658
  Shares issued as reinvestment of dividends:
   Class A.........................................................     10,944
   Class B.........................................................        882
  Shares redeemed:
   Class A.........................................................    (29,598)
   Class B.........................................................     (1,075)
                                                                    ----------
   Increase in shares outstanding..................................    909,528
                                                                    ==========

* Class A commenced operations January 9, 1998.
 Class B commenced operations March 6, 1998.

                See accompanying notes to financial statements.

SPIRIT OF AMERICA INVESTMENT FUND, INC.
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock out-standing throughout each period presented.

                                                CLASS A           CLASS B
                                           ----------------- ------------------
                                            FOR THE PERIOD     FOR THE PERIOD
                                                 ENDED             ENDED
                                           OCTOBER 31, 1998* OCTOBER 31, 1998**
                                           ----------------- ------------------
NET ASSET VALUE, BEGINNING OF PERIOD......      $ 10.00            $ 9.62
                                                -------            ------
 Income from Investment Operations:
  Net investment income...................         0.20              0.15
  Net unrealized losses on securities.....        (1.38)            (1.00)
                                                -------            ------
    Total from investment operations......        (1.18)            (0.85)
                                                -------            ------
 Less Distributions:
  Distributions from net investment
   income.................................        (0.16)            (0.13)
  Distributions from net capital gains....         0.00              0.00
                                                -------            ------
    Total distributions...................        (0.16)            (0.13)
                                                -------            ------
NET ASSET VALUE, END OF PERIOD............      $  8.66            $ 8.64
                                                =======            ======

TOTAL RETURN..............................       (11.78%)/1/        (8.84%)/3/

RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in 000s)......      $ 7,290            $  669
 Ratio of expenses to average net assets:
  Before expense reimbursement............         6.33%/2/          7.03%/2/
  After expense reimbursement.............         1.97%/2/          2.67%/2/
 Ratio of net investment income (loss) to
  average net assets:
  Before expense reimbursement............        (0.62%)/2/        (1.32%)/2/
  After expense reimbursement.............         3.75%/2/          3.05%/2/
 Portfolio turnover rate..................         0.00%             0.00%

 *  Class A Shares commenced investment operations on January 9, 1998.
**  Class B Shares commenced investment operations on March 6, 1998.
 /1/Total return calculation does not reflect sales load and is not annualized. /2/Annualized.
 /3/Total return calculation does not reflect CDSC charges and is not annualized.

                See accompanying notes to financial statements.

SPIRIT OF AMERICA INVESTMENT FUND, INC.
NOTES TO FINANCIAL STATEMENTS                                  OCTOBER 31, 1998
-------------------------------------------------------------------------------

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

Spirit of America Investment Fund, Inc., (the "Fund"), is an open-end diversi-fied mutual fund registered under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund was incorporated under the laws of Maryland on May 15, 1997 and commenced operations on January 9, 1998. The authorized capital stock of the Fund is one billion (1,000,000,000) shares, par value of $0.001 per share. The Fund seeks growth of capital and current income by in-vesting in the equity securities of companies in the real estate industry. The Fund currently offers two classes of shares, Class A Shares and Class B Shares. Each class of shares is sold pursuant to different sales arrangements and bears different expenses.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The poli-cies are in conformity with generally accepted accounting principles for in-vestment companies.

A. SECURITY VALUATION: The offering price and net asset value per share of Class A and the net asset value per share of Class B are calculated as of the close of regular trading on the NYSE, currently 4:00 p.m., Eastern Time. The Fund's securities are valued at the last reported sales price on the principal exchange on which the security trades, or if no sales price is reported, the mean of the latest bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which the Board of Directors believes represents fair value.

B. INVESTMENT INCOME AND SECURITIES TRANSACTIONS: Security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are reported on the ex-dividend date. Inter-est income and expenses are accrued daily.

C. NET ASSET VALUE PER SHARE: The methodology and procedures for determining net asset value are identical for each Class, but due to the specific distri-bution expenses and other costs allocable to each Class, the net asset value of each Class will vary. Class A Shares are purchased at the offering price per share, while Class B shares are purchased at the net asset value per share.

D. ORGANIZATION COSTS: Organization costs are being amortized on a straight-line basis over five years from commencement of operation.

E. FEDERAL INCOME TAXES: The Fund intends to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. There-fore, no federal income tax provision is required.

F. USE OF ESTIMATES: In preparing financial statements in conformity with gen-erally accepted accounting principles, management makes estimates and assump-tions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

G. DISTRIBUTIONS TO SHAREHOLDERS: The Fund intends to distribute substantially all of its net investment income and capital gains to shareholders each year. The Fund will distribute the return of capital it receives from the REITs in which the Fund invests. The REITs pay distributions based on cash flow, with-out regard to depreciation and amortization. As a result, a portion of the distributions paid to the Fund and subsequently distributed to shareholders is a return of capital.

SPIRIT OF AMERICA INVESTMENT FUND, INC.
NOTES TO FINANCIAL STATEMENTS -- CONTINUED                     OCTOBER 31, 1998
-------------------------------------------------------------------------------


NOTE 2 -- PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities, other than short-term investments, aggre-gated $8,875,350 and $33, respectively, for the period ended October 31, 1998.

NOTE 3 -- INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Spirit of America Management Corp. ("Spirit Management"), has been retained to act as the Fund's manager and investment adviser pursuant to an Investment Ad-visory Agreement (the "Advisory Agreement"). Spirit Management was incorpo-rated in 1997 and is a registered investment adviser under the Investment Ad-visers Act of 1940, as amended. Under the Advisory Agreement, the Fund pays Spirit Management a fee at the annual rate of 0.97% of the Fund's average daily net assets. Spirit Management has voluntarily agreed to waive all or a portion of its fees and to reimburse expenses so that the total operating ex-penses of Class A Shares and Class B Shares for the first year of operations will not exceed 1.97% and 2.67%, respectively, of the average daily net assets of each Class. For the period ending October 31, 1998, advisory fees of $37,487 were waived by Spirit Management, and Spirit Management reimbursed the Fund $131,224.

The Fund has adopted two plans of distribution ("Class A Plan" and "Class B Plan") pursuant to Rule 12b-1. Each Plan permits the Fund to pay SSH Securi-ties, Inc., the Fund's principal distributor, a monthly fee from the assets of the respective Class. Under the Class A Plan, the Fund will pay fees of up to 0.30% of the average daily net assets, and under the Class B Plan, the Fund will pay a combined annual distribution and service fee of up to 1.00% of the average daily net assets. Certain officers and directors of the Fund are "af-filiated persons" of the adviser or distributor, as that term is defined in the 1940 Act. There are no directors' fees paid to affiliated directors of the Fund. All officers serve without direct compensation from the Fund.

SPIRIT OF AMERICA INVESTMENT FUND, INC.
REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS
-------------------------------------------------------------------------------

To the Shareholders of
Spirit of America Investment Fund
 and the Board of Trustees of
Spirit of America Investment Fund, Inc.

We have audited the accompanying statement of assets and liabilities of Spirit of America Investment Fund, including the schedule of investments, as of Octo-ber 31, 1998, and the related statements of operations, the statement of changes in net assets, and the financial highlights for the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing stan-dards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of Oc-tober 31, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant esti-mates made by management, as well as evaluating the overall financial state-ment presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Spirit of America Investment Fund as of October 31, 1998, the results of its operations, the changes in its net assets, and the financial highlights for the period then ended, in conformity with generally accepted accounting prin-ciples.

                                          /s/ TAIT, WELLER & BAKER
                                          TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
November 20, 1998

SPIRIT OF AMERICA INVESTMENT FUND -- CLASS A
ILLUSTRATION OF $10,000 INVESTMENT
-------------------------------------------------------------------------------

The graph below compares the increase in value of a $10,000 investment in the Spirit of America Investment Fund -- Class A with the performance of the Mor-gan Stanley REIT Index. The values and returns for Spirit of America Invest-ment Fund -- Class A include reinvested dividends, and the impact of the maxi-mum sales charge placed on purchases.

        Total Return for the period ending 10/31/98:
        Since Inception.........-16.41%*

            Spirit of America     Morgan Stanley REIT
                Investment              INDEX*
            -----------------     -------------------
01/09/98          9,475                 10,000
01/31/98          9,428                  9,857
02/28/98          9,162                  9,839
03/31/98          9,494                 10,237
04/30/98          9,105                  9,646
05/31/98          9,115                  9,913
06/30/98          9,045                  9,999
07/31/98          8,587                  9,299
08/31/98          7,862                  9,058
09/30/98          8,513                 10,619
10/31/98          8,359                  9,811

             Past performance is not indicative of future results

*Fund commenced operations January 9, 1998.

SPIRIT OF AMERICA INVESTMENT FUND -- CLASS B
ILLUSTRATION OF $10,000 INVESTMENT
-------------------------------------------------------------------------------

The graph below compares the increase in value of a $10,000 investment in the Spirit of America Investment Fund -- Class B with the performance of the Mor-gan Stanley REIT Index. The values and returns for Spirit of America Invest-ment Fund -- Class B include reinvested dividends, and the impact of the con-tingent deferred sales charge at redemption.

        Total Return for the period ending 10/31/98:
        Since Inception.........-18.06%*

            Spirit of America     Morgan Stanley REIT
                Investment              INDEX*
            -----------------     -------------------
01/09/98         10,000                 10,000
01/31/98          9,950                  9,857
02/28/98          9,670                  9,839
03/06/98          9,620                 10,050
03/31/98         10,020                 10,237
04/30/98          9,600                  9,646
05/31/98          9,610                  9,913
06/30/98          9,524                  9,999
07/31/98          9,042                  9,299
08/31/98          8,257                  9,058
09/30/98          8,942                 10,619
10/31/98          8,769                  9,811

             Past performance is not indicative of future results

* Effective March 6, 1998, the fund began offering Class B shares. For periods prior to March 6, 1998, total return reflects the Class A performance, ex-cluding the fund's Class A maximum initial sales charge, but including the effect of Class A expenses, including Rule 12b-1 fees. For periods after March 6, 1998, figures reflect actual Class B performance including the de-duction of all charges and fees applicable only to that class. Since March 6, 1998 (commencement of sales), the cumulative total return of Class B shares was -14.59%.

INVESTMENT ADVISER

Spirit of America Management, Inc.
477 Jericho Turnpike
Syosset, NY 11791

DISTRIBUTOR

SSH Securities, Inc.
477 Jericho Turnpike
Syosset, NY 11791

SHAREHOLDER SERVICES

First Data Investor Services Group, Inc.
3200 Horizon Drive, P. O. Box 61503
King of Prussia, PA 19406

CUSTODIAN

The Bank of New York
48 Wall Street
New York, NY 10286

LEGAL COUNSEL

Ruthann G. Niosi, Esq., P.C.
91 East End Avenue
New York, NY 10028

AUDITORS

Tait Weller & Baker
8 Penn Center Plaza, Suite 800
Philadelphia, PA 19103

                        FOR ADDITIONAL INFORMATION ABOUT
                    SPIRIT OF AMERICA INVESTMENT FUND, INC.
                     CALL (800) 452-4892 OR (610) 239-4600

This report is submitted for general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus which includes details regarding the Fund's objectives, policies, expenses and other informa-tion.




                      [Spirit of America Investment Fund]


                                 ANNUAL REPORT
                                OCTOBER 31, 1998